UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2014        (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 94.7%
Consumer Discretionary - 17.4%
AutoZone, Inc. (United States)*	1,088	$538,625
Bed Bath & Beyond, Inc. (United States)*	4,528	289,113
Carnival PLC (United Kingdom)	14,023	574,831
Coach, Inc. (United States)	6,487	310,662
Daimler AG (Germany)	5,454	455,553
Hennes & Mauritz AB, B Shares (Sweden)	25,971	1,116,739
The Home Depot, Inc. (United States)	5,134	394,548
Honda Motor Co., Ltd. (Japan)	17,062	639,538
Hugo Boss AG (Germany)	9,145	1,155,334
Hyatt Hotels Corp., Class A (United States)*	4,175	199,523
Hyundai Motor Co. (South Korea)	2,260	490,477
Li & Fung, Ltd. (Hong Kong)	167,000	231,202
Nissan Motor Co., Ltd. (Japan)	105,913	908,554
Nitori Holdings Co., Ltd. (Japan)	2,124	206,276
PetSmart, Inc. (United States)	7,050	444,150
priceline.com, Inc. (United States)*	885	1,013,228
Publicis Groupe SA (France)	5,579	493,950
Ralph Lauren Corp. (United States)	1,800	282,402
Suzuki Motor Corp. (Japan)	8,400	217,743
Toyota Motor Corp. (Japan)	5,071	290,161
Urban Outfitters, Inc. (United States)*	16,871	604,319
Viacom, Inc., Class B (United States)	3,730	306,233
Whitbread PLC (United Kingdom)	7,222	444,699
William Hill PLC (United Kingdom)	47,612	259,879
Total Consumer Discretionary		11,867,739
Consumer Staples - 5.9%
Anheuser-Busch InBev N.V. (Belgium)	3,915	375,227
Archer-Daniels-Midland Co. (United States)	9,750	384,930
British American Tobacco PLC (United Kingdom)	6,341	302,578
Japan Tobacco, Inc. (Japan)	11,100	342,651
Jeronimo Martins SGPS, S.A. (Portugal)	39,827	680,927
Monster Beverage Corp. (United States)*	8,647	587,131
Orkla ASA (Norway)	45,053	350,719
Philip Morris International, Inc. (United States)	7,833	612,071
TESCO PLC (United Kingdom)	74,610	392,073
Total Consumer Staples		4,028,307
Energy - 7.9%
Anadarko Petroleum Corp. (United States)	6,600	532,554
Apache Corp. (United States)	11,515	924,194
BG Group PLC (United Kingdom)	22,907	385,019
CNOOC, Ltd. (China)	133,200	206,901

	Shares	Value
Gazprom OAO, Sponsored ADR (Russia)	30,240	$249,027
Inpex Corp. (Japan)	16,800	199,059
Noble Energy, Inc. (United States)	5,391	336,021
Occidental Petroleum Corp. (United States)	4,990	436,974
Petroleo Brasileiro, S.A., ADR (Brazil)	13,100	146,851
Royal Dutch Shell PLC, A Shares (Netherlands)	10,635	368,413
Schlumberger, Ltd. (United States)	10,205	893,652
Superior Energy Services, Inc. (United States)	11,909	281,529
Total SA (France)	6,875	392,233
Total Energy		5,352,427
Financials - 19.5%
Admiral Group PLC (United Kingdom)	37,670	893,492
Allianz SE (Germany)	3,611	600,298
American International Group, Inc. (United States)	8,100	388,476
Banco Bradesco, S.A., ADR (Brazil)	24,440	257,353
BNP Paribas SA (France)	9,532	735,924
Credit Suisse Group AG (Switzerland)*	44,477	1,340,134
HSBC Holdings PLC (United Kingdom)	44,994	461,717
Industrial & Commercial Bank of China, Ltd., Class H (China)	622,500	383,808
Intesa Sanpaolo S.p.A (Italy)	202,399	545,502
JPMorgan Chase & Co. (United States)	20,162	1,116,168
MetLife, Inc. (United States)	6,788	332,951
Ping An Insurance Group Co. of China, Ltd., Class H (China)	36,000	290,946
Sberbank of Russia, Sponsored ADR (Russia)	23,594	254,702
Schroders PLC (United Kingdom)	23,529	952,339
Societe Generale SA (France)	17,252	974,742
Sony Financial Holdings, Inc. (Japan)	17,780	287,626
Sumitomo Mitsui Financial Group, Inc. (Japan)	31,300	1,450,008
T. Rowe Price Group, Inc. (United States)	14,311	1,122,555
Wells Fargo & Co. (United States)	19,076	864,906
Total Financials		13,253,647
Health Care - 11.2%
Amgen, Inc. (United States)	4,689	557,757
Baxter International, Inc. (United States)	16,497	1,126,745
Express Scripts Holding Co. (United States)*	18,842	1,407,309
Novo Nordisk A/S (Denmark)	13,390	530,043
Perrigo Co. PLC (Ireland)	4,990	776,743
Sanofi (France)	13,472	1,317,045
Sonova Holding AG (Switzerland)*	8,973	1,232,343
St Jude Medical, Inc. (United States)	5,242	318,347

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 11.2% (continued)
Zoetis, Inc. (United States)	11,235	$341,095
Total Health Care		7,607,427
Industrials - 9.9%
Assa Abloy AB, Class B (Sweden)	4,837	240,833
CH Robinson Worldwide, Inc. (United States)	5,416	317,053
Cummins, Inc. (United States)	2,200	279,356
Danaher Corp. (United States)	4,080	303,511
East Japan Railway Co. (Japan)	1,800	132,950
Hutchison Whampoa, Ltd. (Hong Kong)	34,597	428,447
Koninklijke Philips N.V. (Netherlands)	15,033	521,561
Kuehne + Nagel International AG (Switzerland)	3,829	508,302
Michael Page International PLC (United Kingdom)	74,343	542,947
Prysmian S.p.A. (Italy)	15,799	385,722
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	22,210	1,049,423
Siemens AG (Germany)	1,827	231,143
Textron, Inc. (United States)	6,200	220,100
Union Pacific Corp. (United States)	2,300	400,752
United Continental Holdings, Inc. (United States)*	8,865	406,372
United Parcel Service, Inc., Class B (United States)	2,948	280,738
Wolseley PLC (Switzerland)	9,001	484,385
Total Industrials		6,733,595
Information Technology - 19.1%
Altera Corp. (United States)	16,158	540,162
Apple, Inc. (United States)	2,529	1,266,017
Baidu, Inc., Sponsored ADR (China)*	2,352	368,088
Broadcom Corp., Class A (United States)	19,442	578,594
Check Point Software Technologies, Ltd. (Israel)*	17,858	1,168,449
Cognizant Technology Solutions Corp., Class A (United States)*	6,645	644,033
eBay, Inc. (United States)*	13,003	691,760
EMC Corp. (United States)	44,276	1,073,250
Google, Inc., Class A (United States)*	2,016	2,380,836
Infosys, Ltd., Sponsored ADR (India)	3,710	217,332
International Business Machines Corp. (United States)	2,778	490,817
Lenovo Group, Ltd. (China)	245,300	316,362

	Shares	Value
Marvell Technology Group, Ltd. (Bermuda)	20,692	$308,932
Microsoft Corp. (United States)	20,670	782,359
NVIDIA Corp. (United States)	13,080	205,356
Samsung Electronics Co., Ltd., GDR (South Korea)	1,283	751,271
SAP AG (Germany)	6,538	500,223
Synopsys, Inc. (United States)*	5,279	210,421
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	29,948	506,720
Total Information Technology		13,000,982
Materials - 1.3%
CRH PLC (Ireland)	14,397	370,511
Newmont Mining Corp. (United States)	8,125	175,500
Syngenta AG (Switzerland)	877	310,048
Total Materials		856,059
Telecommunication Services - 1.2%
Softbank Corp. (Japan)	4,300	311,306
Vodafone Group PLC (United Kingdom)	142,815	529,232
Total Telecommunication Services		840,538
Utilities - 1.3%
The AES Corp. (United States)	30,879	434,159
Edison International (United States)	8,900	428,624
Total Utilities		862,783
Total Common Stocks (cost $55,808,891)		64,403,504
Warrants - 0.6%
Bharti Infratel, Ltd., (United States)*	48,640	132,787
Housing Development Finance Corp., (United States)*	22,677	291,173
Total Warrants (cost $441,413)		423,960

Short-Term Investments - 4.3%
Other Investment Companies - 4.3%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06% (cost $2,925,708)	2,925,708	2,925,708
Total Investments - 99.6% (cost $59,176,012)		67,753,172
Other Assets, less Liabilities - 0.4%		249,844
Net Assets - 100.0%		$68,003,016

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 93.9%
Consumer Discretionary - 16.6%
ANTA Sports Products, Ltd. (China)	659,566	$963,068
Bajaj Auto, Ltd. (India)	22,083	669,802
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	348,831	884,429
Coway Co., Ltd. (South Korea)	22,107	1,432,601
Dongfeng Motor Group Co., Ltd., Class H (China)	1,001,000	1,473,891
Genting Bhd (Malaysia)	655,507	2,039,956
Hankook Tire Co., Ltd. (South Korea)*	27,971	1,601,189
Hyundai Department Store Co., Ltd. (South Korea)	5,912	785,305
Hyundai Motor Co. (South Korea)	17,175	3,727,409
Imperial Holdings, Ltd. (South Africa)	97,460	1,624,945
Naspers, Ltd., N Shares (South Africa)	9,803	1,008,507
SJM Holdings, Ltd. (Hong Kong)	666,283	2,065,179
Tata Motors, Ltd., Sponsored ADR (India)	61,742	1,719,515
UMW Holdings Bhd (Malaysia)	129,156	457,221
Woolworths Holdings, Ltd. (South Africa)	83,174	454,554
Total Consumer Discretionary		20,907,571
Consumer Staples - 4.6%
AMBEV, S.A., ADR (Brazil)	164,970	1,078,904
Jeronimo Martins SGPS, S.A. (Portugal)	92,082	1,574,336
Natura Cosmeticos S.A. (Brazil)	58,880	958,134
SABMiller PLC (United Kingdom)	48,839	2,190,610
Total Consumer Staples		5,801,984
Energy - 6.9%
Adaro Energy Tbk PT (Indonesia)	5,659,450	440,770
China Shenhua Energy Co., Ltd., Class H (China)	716,500	1,839,069
CNOOC, Ltd., ADR (Hong Kong)	10,317	1,589,128
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	32,810	1,135,226
Gazprom OAO, Sponsored ADR (Russia)	93,766	772,166
Lukoil OAO, ADR (Russia)	13,500	766,446
Oil & Natural Gas Corp., Ltd. (India)	233,316	1,025,854
Pacific Rubiales Energy Corp. (Canada)	24,654	374,763
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	514,154	388,915
TMK OAO, GDR (Russia)	34,224	378,175
Total Energy		8,710,512
Financials - 19.6%
Axis Bank, Ltd. (India)	63,607	1,140,484
Banco Bradesco, S.A., ADR (Brazil)	207,080	2,180,552

	Shares	Value
Banco Santander Brasil, S.A., ADR (Brazil)	173,321	$792,077
Bancolombia, S.A., Sponsored ADR (Colombia)	27,534	1,209,844
Bangkok Bank PCL (Thailand)	232,700	1,206,485
Bank Mandiri Persero Tbk PT (Indonesia)	1,670,193	1,184,680
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,135,597	776,045
CETIP, S.A. - Mercados Organizados (Brazil)	137,778	1,318,832
China Construction Bank Corp., Class H (China)	2,718,200	1,883,024
Dongbu Insurance Co., Ltd. (South Korea)	26,326	1,310,870
Housing Development Finance Corp. (India)	47,584	613,509
ICICI Bank, Ltd., ADR (India)	24,387	784,530
Industrial & Commercial Bank of China, Ltd., Class H (China)	3,310,196	2,040,934
Itau Unibanco Holding, S.A., ADR (Brazil)	150,031	1,836,384
Kasikornbank PCL (Thailand)	309,300	1,592,651
Kasikornbank PCL, NVDR (Thailand)	66,900	344,206
PICC Property & Casualty Co., Ltd., Class H (China)	747,488	1,009,751
Sberbank of Russia (Russia)	556,119	1,543,182
Sberbank of Russia, Sponsored ADR (Russia)	99,604	1,075,244
Shinhan Financial Group Co., Ltd. (South Korea)	22,356	943,434
Total Financials		24,786,718
Health Care - 4.9%
Bangkok Dusit Medical Services PCL (Thailand)	58,210	207,828
Diagnosticos da America S.A. (Brazil)	205,161	1,263,314
Dr Reddy’s Laboratories, Ltd. (India)	45,463	1,892,545
Life Healthcare Group Holdings, Ltd. (South Africa)	253,959	812,138
Mindray Medical International, Ltd., ADR (China)[2]	56,941	1,995,213
Total Health Care		6,171,038
Industrials - 10.4%
ALL - America Latina Logistica, S.A. (Brazil)	407,613	1,116,470
Alliance Global Group, Inc. (Philippines)	624,807	372,308
Arteris, S.A. (Brazil)	103,713	713,410
Bidvest Group, Ltd. (South Africa)	67,513	1,510,309
Copa Holdings, S.A., Class A (Panama)	13,682	1,788,237
Embraer, S.A., ADR (Brazil)	63,229	1,940,498
Enka Insaat ve Sanayi A.S. (Turkey)	244,066	696,227
Globaltrans Investment PLC, GDR (Cayman Islands)	88,587	1,173,778
Hyundai Glovis Co., Ltd. (South Korea)	5,397	1,139,859
KOC Holding A.S. (Turkey)	262,712	892,822

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 10.4% (continued)
Localiza Rent a Car, S.A. (Brazil)	50,298	$635,694
Samsung Heavy Industries Co., Ltd. (South Korea)	14,339	444,920
Turk Hava Yollari (Turkey)	256,868	767,939
Total Industrials		13,192,471
Information Technology - 17.5%
Baidu, Inc., Sponsored ADR (China)*	13,615	2,130,748
Delta Electronics, Inc. (Taiwan)	285,220	1,560,966
HCL Technologies, Ltd. (India)	70,770	1,651,479
Hon Hai Precision Industry Co., Ltd. (Taiwan)	711,122	1,986,581
Infosys, Ltd., Sponsored ADR (India)	27,969	1,638,424
MediaTek, Inc. (Taiwan)	126,921	1,691,439
MercadoLibre, Inc. (Argentina)[2]	2,800	270,172
NetEase, Inc., ADR (China)	25,659	1,923,655
Samsung Electronics Co., Ltd. (South Korea)	4,319	5,114,598
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,215,732	4,186,318
Total Information Technology		22,154,380
Materials - 8.3%
Anhui Conch Cement Co., Ltd., Class H (China)	179,148	691,033
BHP Billiton PLC (United Kingdom)	76,156	2,248,470
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	701,547	2,259,806
Korea Zinc Co., Ltd. (South Korea)	4,922	1,567,062
LG Chem, Ltd. (South Korea)	2,963	709,785
Novolipetsk Steel OJSC, GDR (Russia)[2]	43,091	619,455
PTT Global Chemical PCL (Thailand)	269,390	579,911
Shougang Fushan Resources Group, Ltd. (Hong Kong)	986,874	270,792
Vale, S.A., Sponsored ADR (Brazil)	112,959	1,536,242
Total Materials		10,482,556
Telecommunication Services - 2.7%
Bharti Infratel, Ltd. (India)	7,500	20,661
Mobile Telesystems OJSC, Sponsored ADR (Russia)	46,975	810,319
MTN Group, Ltd. (South Africa)	64,433	1,150,603
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	7,511,858	1,392,968
Total Telecommunication Services		3,374,551

	Shares	Value
Utilities - 2.4%
GAIL India, Ltd. (India)	173,365	$991,957
Huaneng Power International, Inc., Class H (China)	1,247,841	1,165,055
Power Grid Corp. of India, Ltd. (India)	533,880	816,106
Total Utilities		2,973,118
Total Common Stocks (cost $124,134,027)		118,554,899

	Principal Amount
Short-Term Investments - 9.6%
Repurchase Agreements - 1.6%[3]
Deutsche Bank Securities, Inc., dated 01/31/14, due 02/03/14, 0.030%, total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 07/01/21 - 01/01/44, totaling $1,020,000)	$1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.,dated 01/31/14, due 02/03/14, 0.020%, total to be received $44,299 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 10/16/14 - 02/15/42, totaling $45,185)	44,299	44,299
Morgan Stanley & Co. LLC, dated 01/31/14, due 02/03/14, 0.030%, totalto be received $1,000,003 (collateralizedby various U.S. Government Agency Obligations, 1.367% - 8.500%, 05/01/17 - 12/01/44, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,044,299

	Shares
Other Investment Companies - 8.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	10,006,696	10,006,696
Total Short-Term Investments (cost $12,050,995)		12,050,995
Total Investments - 103.5% (cost $136,185,022)		130,605,894
Other Assets, less Liabilities - (3.5)%		(4,389,396)
Net Assets - 100.0%		$126,216,498

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

January 31, 2014 (unaudited)

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 20.2%
Cia Hering (Brazil)	10,903	$121,082
CJ O Shopping Co., Ltd. (South Korea)	409	153,247
Daiichikosho Co., Ltd. (Japan)	20,319	633,357
Debenhams PLC (United Kingdom)	472,264	573,969
Eclat Textile Co., Ltd. (Taiwan)	22,955	250,899
Entertainment One, Ltd. (Canada)*	124,387	634,705
The Foschini Group, Ltd. (South Africa)[2]	17,011	142,498
Grand Korea Leisure Co., Ltd. (South Korea)	5,408	206,923
Hyundai Department Store Co., Ltd. (South Korea)	1,765	234,449
Nitori Holdings Co., Ltd. (Japan)	5,795	562,793
Paddy Power PLC (Ireland)	7,651	603,380
Piaggio & C S.p.A. (Italy)	224,025	685,868
Stanley Electric Co., Ltd. (Japan)	33,837	764,429
Techtronic Industries Co. (Hong Kong)	88,357	226,958
Tom Tailor Holding AG (Germany)*,2	19,239	394,666
Total Consumer Discretionary		6,189,223
Consumer Staples - 4.7%
FamilyMart Co., Ltd. (Japan)	10,654	480,299
PureCircle, Ltd. (Bermuda)*,2	99,624	980,948
Total Consumer Staples		1,461,247
Energy - 3.6%
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	3,377	116,844
Fred Olsen Energy ASA (Norway)	9,862	357,339
TGS Nopec Geophysical Co. ASA (Norway)	24,594	638,175
Total Energy		1,112,358
Financials - 24.6%
Aozora Bank, Ltd. (Japan)	204,438	582,617
Arrow Global Group PLC (United Kingdom)*	150,310	605,381
Banca Generali S.p.A. (Italy)	22,411	684,903
Bank of Georgia Holdings PLC (United Kingdom)	6,772	238,954
Close Brothers Group PLC (United Kingdom)	15,980	347,772
Countrywide PLC (United Kingdom)	67,395	632,614
Credit Saison Co., Ltd. (Japan)	24,520	599,445
Dongbu Insurance Co., Ltd. (South Korea)	3,182	158,444
First Pacific Co., Ltd. (Hong Kong)	193,612	190,787
GAM Holding AG (Switzerland)*	33,474	563,038
GP Investments, Ltd., BDR (Bermuda)*	104,286	203,105
IMMOFINANZ AG (Austria)*	156,281	737,123
Jupiter Fund Management PLC (United Kingdom)	104,836	642,918
Paragon Group of Cos PLC (United Kingdom)	107,433	619,501
Provident Financial PLC (United Kingdom)	27,463	735,528
Total Financials		7,542,130

	Shares	Value
Health Care - 2.5%
Mindray Medical International, Ltd., ADR (China)[2]	9,719	$340,554
Sawai Pharmaceutical Co., Ltd. (Japan)	7,286	432,552
Total Health Care		773,106
Industrials - 25.6%
ALL - America Latina Logistica, S.A. (Brazil)	75,218	206,025
Ashtead Group PLC (United Kingdom)	52,949	686,014
Dialight PLC (United Kingdom)	27,601	347,332
Globaltrans Investment PLC, GDR (Cayman Islands)	18,526	245,469
Hitachi Transport System, Ltd. (Japan)	39,138	621,644
Intrum Justitia AB (Sweden)	19,019	537,063
Makita Corp. (Japan)	11,777	612,737
Nabtesco Corp. (Japan)	22,123	490,442
Norwegian Air Shuttle A.S. (Norway)*,2	17,409	567,900
Prysmian S.p.A. (Italy)	21,771	531,525
Ramirent OYJ (Finland)	43,645	516,688
Speedy Hire PLC (United Kingdom)	807,076	855,754
Tatsuta Electric Wire and Cable Co., Ltd. (Japan)	92,126	545,506
Vesuvius PLC (United Kingdom)	60,999	448,211
Wienerberger AG (Austria)	39,913	631,576
Total Industrials		7,843,886
Information Technology - 7.2%
Daum Communications Corp. (South Korea)*	2,701	200,474
Monitise PLC (United Kingdom)*	448,107	489,296
Opera Software ASA (Norway)	38,936	532,331
Simplo Technology Co., Ltd. (Taiwan)	36,489	167,165
Totvs, S.A. (Brazil)	10,491	137,851
UBISOFT Entertainment (France)*	48,201	672,853
Total Information Technology		2,199,970
Materials - 8.8%
Ferrexpo PLC (Switzerland)	191,408	476,635
Greatview Aseptic Packaging Co., Ltd. (China)	236,246	130,845
Italcementi S.p.A. (Italy)	75,620	744,529
Synthomer PLC (United Kingdom)	139,136	621,603
Taseko Mines, Ltd. (Canada)*	250,647	510,859
Tiangong International Co., Ltd. (China)	849,639	229,502
Total Materials		2,713,973

Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 1.0%
Inmarsat PLC (United Kingdom)	26,776	$307,605
Total Common Stocks (cost $26,891,788)		30,143,498
Warrants - 0.3%
YES Bank, Ltd., 02/11/16 (United States)* (cost $164,323)	21,283	104,074

	Principal Amount
Short-Term Investments - 5.8%
Repurchase Agreements - 4.1%[3]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/14, due 02/03/14, 0.020%, total to be received $245,523 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.625%, 10/16/14 - 02/15/42, totaling $250,434)	$245,523	245,523
RBC Capital Markets LLC, dated 01/31/14, due 02/03/14, 0.020%, total to be received $1,000,002 (collateralized by various U.S. Government Agency Obligations, 2.063% - 4.500%, 08/01/26 - 12/01/43, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,245,523

	Shares	Value
Other Investment Companies - 1.7%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	523,057	$523,057
Total Short-Term Investments (cost $1,768,580)		1,768,580
Total Investments - 104.3% (cost $28,824,691)		32,016,152
Other Assets, less Liabilities - (4.3)%		(1,332,030)
Net Assets - 100.0%		$30,684,122

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity Fund	$59,466,399	$10,002,839	$(1,716,066)	$8,286,773
Trilogy Emerging Markets Equity Fund	136,976,363	7,277,931	(13,648,400)	(6,370,469)
Trilogy International Small Cap Fund	29,057,413	4,449,314	(1,490,575)	2,958,739

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2014, amounting to:

Fund	Market Value	% of Net Assets
Trilogy Emerging Markets Equity Fund	$1,947,766	1.5%
Trilogy International Small Cap Fund	1,171,142	3.8%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy Global Equity Fund†
Belgium	0.6%
Bermuda	0.5%
Brazil	0.6%
China	2.3%
Denmark	0.8%
France	5.8%
Germany	4.3%
Hong Kong	1.0%
India	0.3%
Ireland	3.2%
Israel	1.7%
Italy	1.4%
Japan	7.4%
Netherlands	1.3%
Norway	0.5%
Portugal	1.0%
Russia	0.7%
South Korea	1.8%
Sweden	2.0%
Switzerland	5.7%
Taiwan	0.8%
United Kingdom	8.5%
United States	47.8%

100.0%

Country	Trilogy Emerging Markets Equity Fund†
Argentina	0.2%
Brazil	11.8%
Canada	0.3%
Cayman Islands	1.8%
China	13.1%
Colombia	0.9%
Hong Kong	3.0%
India	9.9%
Indonesia	3.2%
Malaysia	1.9%
Mexico	1.7%
Panama	1.4%
Philippines	0.3%
Portugal	1.2%
Russia	4.6%
South Africa	5.0%
South Korea	14.4%
Taiwan	7.9%
Thailand	3.0%
Turkey	1.8%
United Kingdom	3.4%
United States	9.2%

100.0%

†	As a percentage of total market value on January 31, 2014.

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy International Small Cap Fund†
Austria	4.3%
Bermuda	3.7%
Brazil	1.5%
Canada	3.6%
Cayman Islands	1.1%
China	2.2%
Finland	1.6%
France	2.1%
Germany	1.2%
Hong Kong	1.3%
Ireland	1.9%
Italy	8.3%
Japan	19.8%
Norway	6.5%
South Africa	0.4%
South Korea	3.0%
Sweden	1.7%
Switzerland	3.2%
Taiwan	1.3%
United Kingdom	25.5%
United States	5.8%

100.0%

†	As a percentage of total market value on January 31, 2014.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of January 31, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Financials	$4,082,409	$9,171,238	—	$13,253,647
Information Technology	11,433,126	1,567,856	—	13,000,982
Consumer Discretionary	4,382,803	7,484,936	—	11,867,739
Health Care	5,058,039	2,549,388	—	7,607,427
Industrials	3,257,305	3,476,290	—	6,733,595
Energy	3,551,775	1,800,652	—	5,352,427
Consumer Staples	1,584,132	2,444,175	—	4,028,307
Utilities	862,783	—	—	862,783
Materials	175,500	680,559	—	856,059
Telecommunication Services	—	840,538	—	840,538
Warrants	—	423,960	—	423,960
Short-Term Investments	2,925,708	—	—	2,925,708

Total Investments in Securities	$37,313,580	$30,439,592	—	$67,753,172

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$8,122,219	$16,664,499	—	$24,786,718
Information Technology	5,962,999	16,191,381	—	22,154,380
Consumer Discretionary	1,719,515	19,188,056	—	20,907,571
Industrials	7,368,087	5,824,384	—	13,192,471
Materials	3,796,048	6,686,508	—	10,482,556
Energy	3,477,292	5,233,220	—	8,710,512
Health Care	3,258,527	2,912,511	—	6,171,038
Consumer Staples	2,037,038	3,764,946	—	5,801,984
Telecommunication Services	810,319	2,564,232	—	3,374,551
Utilities	—	2,973,118	—	2,973,118
Short-Term Investments
Repurchase Agreements	—	2,044,299	—	2,044,299
Other Investment Companies	10,006,696	—	—	10,006,696

Total Investments in Securities	$46,558,740	$84,047,154	—	$130,605,894

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$2,191,643	$5,652,243	—	$7,843,886
Financials	2,004,138	5,537,992	—	7,542,130
Consumer Discretionary	1,836,321	4,352,902	—	6,189,223
Materials	641,704	2,072,269	—	2,713,973
Information Technology	137,851	2,062,119	—	2,199,970
Consumer Staples	—	1,461,247	—	1,461,247
Energy	116,844	995,514	—	1,112,358
Health Care	340,554	432,552	—	773,106
Telecommunication Services	—	307,605	—	307,605
Warrants	—	104,074	—	104,074
Short-Term Investments
Repurchase Agreements	—	1,245,523	—	1,245,523
Other Investment Companies	523,057	—	—	523,057

Total Investments in Securities	$7,792,112	$24,224,040	—	$32,016,152

As of January 31, 2014, there were assets and/or liabilities valued at $291,173, $1,563,843 and $707,454 transferred from Level 1 to Level 2 for the Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund, respectively.

As of January 31, 2014, there were assets and/or liabilities valued at $0, $3,058,881 and $2,033,659 transferred from Level 2 to Level 1 for the Trilogy Global Equity Fund, Trilogy Emerging Markets Equity Fund and Trilogy International Small Cap Fund, respectively.

Transfers from Level 1 to Level 2 or from Level 2 to Level 1 are a result of a change, in the normal course of business, between the use of quoted prices from an active market (Level 1), when available, to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (Level 2).

Investments Definitions and Abbreviations:

ADR/BDR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a BDR (Brazilian Depositary Receipt) and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/BDR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/BDR/GDRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	March 28, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	March 28, 2014